Fresh Start Accounting - Enterprise value to estimated fair value of Common Stock (Details) $ in Thousands	Nov. 19, 2018 USD ($)
Fresh-Start Adjustment [Line Items]
Enterprise Value	$ 2,075,000
Plus: Cash and cash equivalents (excludes funds held in professional fee escrow of $50.2 million)	401,910
Plus: Estimated fair value of the assets associated with the Zonda Arbitration	204,700
Less: Fair value of debt	(1,035,641)
Fair value of Successor common shares	1,645,969
Professional fee escrow	50,200
Predecessor | Minimum
Fresh-Start Adjustment [Line Items]
Enterprise Value	1,650,000
Predecessor | Maximum
Fresh-Start Adjustment [Line Items]
Enterprise Value	2,500,000
Predecessor | Average
Fresh-Start Adjustment [Line Items]
Enterprise Value	$ 2,075,000